Pensions	12 Months Ended
Dec. 31, 2018
Pensions
Pensions

5 Pensions

Defined contribution schemes

The Group sponsors a number of defined contribution pension schemes in different territories, which new employees are offered the opportunity to join.

Defined benefit schemes

The Group sponsors a number of pension schemes in the UK and overseas, including the Main section of The Royal Bank of Scotland Group Pension Fund (the “Main section”) which operates under UK trust law and is managed and administered on behalf of its members in accordance with the terms of the trust deed, the scheme rules and UK legislation.

Pension fund trustees are appointed to operate each fund and ensure benefits are paid in accordance with the scheme rules and national law. The trustees are the legal owner of a scheme’s assets, and have a duty to act in the best interests of all scheme members.

The schemes generally provide a pension of one -sixtieth of final pensionable salary for each year of service prior to retirement up to a maximum of 40 years and are contributory for current members. These have been closed to new entrants for over ten years, although current members continue to build up additional pension benefits, currently subject to 2% maximum annual salary inflation, while they remain employed by the Group.

The Main section corporate trustee is RBS Pension Trustee Limited (the Trustee), a wholly owned subsidiary of National Westminster Bank Plc, Principal Employer of the Main section. The Board of the Trustee comprises four member trustee directors selected from eligible active staff, deferred and pensioner members who apply and six appointed by the Group. Under UK legislation a defined benefit pension scheme is required to meet the statutory funding objective of having sufficient and appropriate assets to cover its liabilities (the pensions that have been promised to members).

Similar governance principles apply to the Group’s other pension schemes.

Investment strategy

The assets of the Main section, which is typical of other group schemes, represent 90% of plan assets at 31 December 2018 (2017 - 90%) and are invested in a diversified portfolio as shown below.

The Main section employs derivative instruments to achieve a desired asset class exposure and to reduce the section’s interest rate, inflation and currency risk. This means that the net funding position is considerably less sensitive to changes in market conditions than the value of the assets or liabilities in isolation.

	2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Major classes of plan assets as a percentage of total plan assets of the Main section	%	%	%	%	%	%
Equities	3.7%	5.2%	8.9%	21.9%	4.0%	25.9%
Index linked bonds	40.1%	—	40.1%	30.6%	—	30.6%
Government bonds	12.9%	—	12.9%	9.2%	—	9.2%
Corporate and other bonds	12.2%	5.2%	17.4%	15.8%	1.0%	16.8%
Real estate	—	5.5%	5.5%	—	5.2%	5.2%
Derivatives	—	6.1%	6.1%	—	8.1%	8.1%
Cash and other assets	—	9.1%	9.1%	—	4.2%	4.2%
	68.9%	31.1%	100.0%	77.5%	22.5%	100.0%

The Main section’s holdings of derivative instruments are summarised in the table below:

	2018			2017
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	13	347	502	11	310	555
Interest rate swaps	55	8,132	5,362	44	8,161	4,779
Currency forwards	10	22	164	12	160	34
Equity and bond call options	1	277	—	2	428	—
Equity and bond put options	4	3	1	3	3	1
Other	4	1,027	1,092	4	327	444

Swaps have been executed at prevailing market rates and within standard market bid/offer spreads with a number of counterparty banks, including NatWest Markets Plc.

At 31 December 2018, the gross notional value of the swaps was £72 billion (2017 - £57 billion) and had a net positive fair value of £2,557 million (2017 - £3,045 million) against which the banks had posted approximately 103% collateral.

The schemes do not invest directly in the Group but can have exposure to the Group. The trustees of the respective UK schemes are responsible for ensuring that indirect investments in the Group do not exceed the 5% regulatory limit.

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	liability/	value of	benefit	minimum	liability/
	plan assets	obligation	funding (1)	(asset)	plan assets	obligation	funding (1)	(asset)
Changes in value of net pension liability/(asset)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2017	43,824	38,851	4,973	—	49,229	43,990	5,326	87
Currency translation and other adjustments	—	—	—	—	46	46	3	3
Income statement	1,155	1,266	134	245	1,285	1,518	142	375
Statement of comprehensive income	1,580	(9)	1,608	19	1,728	4	1,634	(90)

Contributions by employer	264	—	—	(264)	627	—	—	(627)
Contributions by plan participants and other scheme members	4	4	—	—	10	10	—	—
Liabilities extinguished upon settlement	—	—	—	—	(744)	(755)	—	(11)
Benefits paid	(2,175)	(2,175)	—	—	(2,435)	(2,435)	—	—
At 1 January 2018	44,652	37,937	6,715	—	49,746	42,378	7,105	(263)
Currency translation and other adjustments	—	—	—	—	20	17	(1)	(4)
Income statement
Net interest expense	1,123	939	171	(13)	1,242	1,043	179	(20)
Current service cost	—	190	—	190	—	240	—	240
Past service cost	—	14	—	14	—	14	—	14
Loss on curtailments or settlements	—	—	—	—	—	74	—	74
	1,123	1,143	171	191	1,242	1,371	179	308

Statement of comprehensive income
Return on plan assets excluding recognised interest income	(1,891)	—	—	1,891	(2,090)	—	—	2,090
Experience gains and losses	—	122	—	122	—	81	—	81
Effect of changes in actuarial financial assumptions	—	(2,338)	—	(2,338)	—	(2,537)	—	(2,537)
Effect of changes in actuarial demographic assumptions	—	820	—	820	—	826	—	826
Asset ceiling adjustments:
Attributable to contributions required by ring fencing	—	—	2,000	2,000	—	—	2,053	2,053
Other movements in the year	—	—	(468)	(468)	—	—	(546)	(546)
	(1,891)	(1,396)	1,532	2,027	(2,090)	(1,630)	1,507	1,967

Contributions by employer	2,218	—	—	(2,218)	2,363	—	—	(2,363)
Contributions by plan participants and other scheme members	7	7	—	—	12	12	—	—
Liabilities extinguished upon settlement	—	—	—	—	(259)	(259)	—	—
Transfer of pension assets and liabilities from Main section (2)	(276)	(198)	(78)	—	—	—	—	—
Benefits paid	(2,027)	(2,027)	—	—	(2,282)	(2,282)	—	—
At 31 December 2018	43,806	35,466	8,340	—	48,752	39,607	8,790	(355)

Notes:

(1)

The group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that the Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised.

(2)

Includes adjustment for assets of £276 million and liabilities of £198 million transferred at no consideration to establish two separate sections of the RBS Group Pension Fund because ring-fencing rules do not allow employees outside the ring-fenced group to be members of the Main section.

(3)	The Group expects to make contributions to the Main section of £218 million in 2019.

	All schemes
	2018	2017
Amounts recognised on the balance sheet	£m	£m
Fund assets at fair value	48,752	49,746
Present value of fund liabilities	39,607	42,378
Funded status	9,145	7,368
Asset ceiling/minimum funding	8,790	7,105
	355	263

	2018	2017
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 17)	520	392
Net liabilities of schemes in deficit (included in Other liabilities, Note 20)	(165)	(129)
	355	263

Funding and contributions by the Group

In the UK, the trustees of defined benefit pension schemes are required to perform funding valuations every three years. The trustees and the sponsor, with the support of the Scheme Actuary, agree the assumptions used to value the liabilities and a Schedule of Contributions required to eliminate any funding deficit. The funding assumptions incorporate a margin for prudence over and above the expected cost of providing the benefits promised to members, taking into account the sponsor’s covenant and the investment strategy of the scheme. Similar arrangements apply in the other territories where the Group sponsors defined benefit pension schemes. The last funding valuation of the Main section was at 31 December 2017 and next funding valuation is due at 31 December 2020, to be agreed by 31 March 2022.

The triennial funding valuation of the Main section as at 31 December 2017 determined the funding level to be 96%, pension liabilities to be £47 billion and the deficit to be £2 billion, which was eliminated by a £2 billion cash payment in October 2018. The average cost of the future service of current members is 44% of basic salary before administrative expenses and contributions from those members.

In October 2018 the Court ruled on the requirement to and method for equalising guaranteed minimum pension benefits arising between 1990 and 1997 between men and women. In 2017 the Group considered that equalisation would change the Main section’s defined benefit obligation by 0.2%.The estimate was updated following the clarity provided by the Court ruling and the impact of any future conversion exercise to rectify the position.  The £102 million cost on revision of the previous estimate of the financial assumptions in respect of equalisation is recognised in equity.

Assumptions

Placing a value on the Group’s defined benefit pension schemes’ liabilities requires the Group’s management to make a number of assumptions, with the support of independent actuaries. The ultimate cost of the defined benefit obligations depends upon actual future events and the assumptions made are unlikely to be exactly borne out in practice, meaning the final cost may be higher or lower than expected.

The most significant assumptions used for the Main section are shown below:

	Principal IAS 19 actuarial assumptions		Principal assumptions of 2017 triennial valuation
	2018	2017	2017
	%	%
Discount rate	2.9	2.6	Fixed interest swap yield curve plus 0.8% per annum
Inflation assumption (RPI)	3.2	3.1	RPI swap yield curve
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.1	3.0
Rate of increase in pensions in payment	2.9	2.9	Modelled allowance for relevant caps and floors
Lump sum conversion rate at retirement	20	21	18%
Longevity at age 60:	years	years
Current pensioners
Males	27.2	27.2	28.1
Females	29.0	28.7	29.7
Future pensioners, currently aged 40
Males	28.4	28.6	29.3
Females	30.5	30.4	31.5

Discount rate

The IAS 19 valuation uses a single discount rate by reference to the yield on a basket of ‘high quality’ sterling corporate bonds. For the triennial valuation discounting is by reference to a yield curve.

The weighted average duration of the Main section’s defined benefit obligation at 31 December 2018 is 20 years (2017 – 21 years).

Significant judgement is required when setting the criteria for bonds to be included in IAS 19’s basket of bonds that is used to determine the discount rate used in the valuations. The criteria include issue size, quality of pricing and the exclusion of outliers. Judgement is also required in determining the shape of the yield curve at long durations: a constant credit spread relative to gilts is assumed. Sensitivity to the main assumptions is presented below.

The chart below shows the projected benefit payment pattern for the Main section in nominal terms. These cashflows are based on the most recent formal actuarial valuation, effective 31 December 2017.

The larger outflow in the first four years represents the expected level of transfers out to 31 December 2021.

The table below shows how the present value of the defined benefit obligation of the Main section would change if the key assumptions used were changed independently. In practice the variables are somewhat correlated and do not move completely in isolation.

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	assets/
	assets	liabilities	(obligations)
2018	£m	£m	£m
0.25% increase in interest rates/discount rate	(2,214)	(1,644)	(570)
0.25% increase in inflation	1,487	1,199	288
0.25% increase in credit spreads	(5)	(1,644)	1,639
Longevity increase of one year	—	1,414	(1,414)
0.25% additional rate of increase in pensions in payment	—	1,215	(1,215)
Increase in equity values of 10% (1)	419	—	419
2017
0.25% increase in interest rates/discount rate	(2,218)	(1,964)	(254)
0.25% increase in inflation	1,289	1,329	(40)
0.25% increase in credit spreads	(7)	(1,964)	1,957
Longevity increase of one year	—	1,478	(1,478)
0.25% additional rate of increase in pensions in payment	—	1,328	(1,328)
Increase in equity values of 10% (1)	909	—	909

Note:

(1)	Includes both quoted and private equity.

The defined benefit obligation of the Main section is attributable to the different classes of scheme members in the following proportions:

	2018	2017
Membership category	%	%
Active members	12.9	16.2
Deferred members	48.6	47.3
Pensioners and dependants	38.5	36.5
	100.0	100.0

The experience history of Group schemes is shown below:

	Main section					All schemes
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	43,806	44,652	43,824	30,703	30,077	48,752	49,746	49,229	34,708	34,359
Present value of plan obligations	35,466	37,937	38,851	30,966	31,776	39,607	42,378	43,990	35,152	36,643
Net surplus/(deficit)	8,340	6,715	4,973	(263)	(1,699)	9,145	7,368	5,239	(444)	(2,284)

Experience (losses)/gains on plan liabilities	(122)	(107)	658	233	3	(81)	(93)	794	258	18
Experience (losses)/gains on plan assets	(1,891)	1,580	8,562	(415)	4,629	(2,090)	1,728	9,254	(458)	5,171
Actual return on plan assets	(768)	2,735	9,872	703	5,766	(848)	3,013	10,708	749	6,485
Actual return on plan assets - %	(1.7)%	6.2%	32.2%	2.3%	23.8%	(1.7)%	6.1%	30.9%	2.2%	22.8%